GOODWILL AND INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
GOODWILL AND INTANGIBLE ASSETS

2.    GOODWILL AND INTANGIBLE ASSETS

The changes in the carrying amount of goodwill for the nine months ended September 30, 2013 are as follows (in thousands):

	Full service center- based care	Back-up dependent care	Other educational advisory services	Total
Beginning balance at December 31, 2012	$817,304	$159,215	$20,825	$997,344
Additions from acquisitions	93,747	-	3,854	97,601
Tax benefit from the exercise of continuation options	(620)	(121)	(16)	(757)
Effect of foreign currency translation	2,699	560	-	3,259

Balance at September 30, 2013	$913,130	$159,654	$24,663	$1,097,447

Goodwill as of December 31, 2012 has been retroactively adjusted in 2013 to reflect an adjustment made within the measurement period for the Huntyard Limited acquisition, which increased goodwill and deferred income taxes by $3.9 million.

The Company also has intangible assets, which consist of the following at September 30, 2013 and December 31, 2012 (in thousands):

	Weighted average amortization period	Cost	Accumulated amortization	Net carrying amount
September 30, 2013:
Definite-lived intangibles:
Contractual rights and customer relationships	14.4 years	$402,256	$(145,834)	$256,422
Trade names	7.4 years	5,939	(1,299)	4,640
Non-compete agreements	5 years	54	(38)	16

		408,249	(147,171)	261,078

Indefinite-lived intangibles:
Trade names	N/A	183,763	-	183,763

		$592,012	$(147,171)	$444,841

	Weighted average amortization period	Cost	Accumulated amortization	Net carrying amount
December 31, 2012:
Definite-lived intangibles:
Contractual rights and customer relationships	14.9 years	$370,527	$(124,048)	$246,479
Trade names	9.1 years	3,147	(883)	2,264
Non-compete agreements	5 years	54	(33)	21

		373,728	(124,964)	248,764

Indefinite-lived intangibles:
Trade names	N/A	183,816	-	183,816

		$557,544	$(124,964)	$432,580

The Company estimates that it will record amortization expense related to intangible assets existing as of September 30, 2013 as follows over the next five years (in millions):

Estimated amortization expense
Remainder of 2013	$8.0
2014	$29.0
2015	$26.5
2016	$25.6
2017	$24.9

5.    GOODWILL AND INTANGIBLE ASSETS

The changes in the carrying amount of goodwill are as follows (in thousands):

	Years ended December 31,
	2011	2012
Beginning balance	$887,895	$947,371
Goodwill additions during the period	62,917	49,573
Adjustments to prior year acquisitions	250	(22)
Tax benefit from the exercise of continuation options	(71)	(2,506)
Effect of foreign currency translation	(3,620)	2,928

Ending balance	$947,371	$997,344

Goodwill as of December 31, 2012 has been retrospectively adjusted in 2013 to reflect an adjustment made within the measurement period for the Huntyard Limited acquisition, which increased goodwill by $3.9 million, increased deferred income tax liabilities by $2.5 million and decreased deferred income tax assets by $1.4 million. These adjustments included the effect of $0.1 million of currency translation on the goodwill and deferred income tax balances.

Goodwill associated with full service center-based care, back-up dependent care and other educational advisory services amounted to $817.3 million, $159.2 million, and $20.8 million, respectively, at December 31, 2012. Substantially all activity associated with goodwill in 2011 and 2012 related to full service center-based care.

The following tables reflect intangible assets that are subject to amortization (in thousands):

	Weighted average amortization period	Cost	Accumulated amortization	Net carrying amount
December 31, 2011:
Contractual rights and customer relationships	15.0 years	$365,194	$(97,232)	$267,962
Trade names	8.9 years	1,798	(516)	1,282
Non-compete agreements	5 years	54	(29)	25
Other	2.9 years	4,200	(4,200)	-

		$371,246	$(101,977)	$269,269

	Weighted average amortization period	Cost	Accumulated amortization	Net carrying amount
December 31, 2012:
Contractual rights and customer relationships	14.9 years	$370,527	$(124,048)	$246,479
Trade names	9.1 years	3,147	(883)	2,264
Non-compete agreements	5 years	54	(33)	21

		$373,728	$(124,964)	$248,764

The Company also has trade names with net carrying values of $183.8 million at December 31, 2011 and 2012, which were determined to have indefinite useful lives and are not subject to amortization. On an annual basis, these trade names are subject to an evaluation of the remaining useful life to determine whether events and circumstances continue to support an indefinite useful life, as well as testing for impairment.

The Company recorded amortization expense of $27.6 million, $27.4 million and $26.9 million in the years ended December 31, 2010, 2011, and 2012, respectively.

The Company estimates that it will record amortization expense related to intangible assets existing as of December 31, 2012 as follows over the next five years (in millions):

Estimated amortization expense
2013	$26.5
2014	$24.0
2015	$22.5
2016	$22.1
2017	$21.6